Financial Instruments and Fair Value Measurements - Non Recurring Measurements (Details6) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Long lived assets held and used	$ 69,900
Asset held for sale	20,200	0
Total	90,100
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
Long lived assets held and used	0
Asset held for sale	0
Total	0
Significant Other Observable Inputs (Level 2)
Long lived assets held and used	69,900
Asset held for sale	20,200
Total	90,100
Unobservable Inputs (Level 3)
Long lived assets held and used	0
Asset held for sale	0
Total	0
Gain / (Loss) [Member]
Long lived assets held and used	(106,187)
Asset held for sale	(5,917)
Total	$ (112,104)